Long-Term Debt and Other Financing Arrangements - Summary of the Company's Long-term Indebtedness (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Total debt	$ 16,534	$ 12,395
Less: current portion	(8,534)	(2,024)
Less: debt discount and debt issuance costs	(7)	(191)
Long-term debt, net	7,993	10,180
Term Note Payable to SVB
Line of Credit Facility [Line Items]
Total debt	14,000	10,000
Financed Insurance Premium
Line of Credit Facility [Line Items]
Total debt	2,534	320
Small Business Administration Paycheck Protection Program Note Payable
Line of Credit Facility [Line Items]
Total debt	$ 0	$ 2,075